Consolidated income statement - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Consolidated income statement
Revenues		€ 618,034	€ 500,924	[1]	€ 446,437	[1]
Costs of revenue		(466,491)	(375,181)	[1]	(313,546)	[1]
Gross profit		151,543	125,743	[1]	132,891	[1]
Operating income and (expenses)
Research and development expenses		(72,200)	(63,945)	[1]	(58,432)	[1]
Selling, general and administrative expenses		(105,445)	(77,205)	[1]	(66,433)	[1]
Impairment of intangible assets		(683)	(3,244)	[1]	(10,272)	[1]
Impairment of goodwill		0	0		(1,647)	[1]
Other operating income		73,472	72,175	[1]	76,498	[1]
Other operating expenses		(5,691)	(4,968)	[1]	(9,898)	[1]
Total operating income and (expenses)		(110,547)	(77,187)	[1]	(70,184)	[1]
Operating income		40,996	48,556	[1]	62,707	[1]
Non-operating income (expense)
Interest income		2,272	1,339	[1]	2,232	[1]
Interest expense		(9,254)	(8,465)	[1]	(7,456)	[1]
Measurement result from investments		223,791	1,500	[1]	80	[1]
Share of the result of associates accounted for using the equity method		(16,570)	(10,434)	[1]	(2,210)	[1]
Impairment of investments using the equity method		(11,863)
Other income from financial assets		24	70	[1]	32	[1]
Other expense from financial assets		(198)	(43)	[1]
Foreign currency exchange gain (loss), net		7,843	(6,935)	[1]	1,220	[1]
Other non-operating income		84	683	[1]	234	[1]
Other non-operating expense		(145)	(431)	[1]	(164)	[1]
Total non-operating income (expense)		195,984	(22,716)	[1]	(6,032)	[1]
Income before taxes		236,980	25,840	[1]	56,675	[1]
Current tax expense		(16,404)	(12,065)	[1]	(12,628)	[1]
Deferred tax income (expense)		(5,066)	(7,497)	[1]	(6,735)	[1]
Total taxes		(21,470)	(19,562)	[1]	(19,363)	[1]
Net income		215,510	6,278	[1]	37,312	[1]
thereof attributable to:
Shareholders of Evotec SE		€ 215,510	€ 6,278	[1]	38,156	[1]
Non-controlling interest	[1]				€ (844)
Weighted average shares outstanding		166,405,926	153,752,241	[1]	149,725,607	[1]
Net income per share (basic)		€ 1.30	€ 0.04	[1]	€ 0.25	[1]
Net income per share (diluted)		€ 1.30	€ 0.04	[1]	€ 0.25	[1]

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”